Document and Entity Information	12 Months Ended
Dec. 31, 2015 shares
Document and Entity Information
Entity Registrant Name	Qunar Cayman Islands Ltd.
Entity Central Index Key	0001551060
Document Type	20-F
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Class A ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	13,517,672
Class B ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	419,204,400